RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Offices expenses	$ 175	$ 173
Description of agreement term	The Group signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026
Undiscounted commitment	$ 35
HDSI
Statement [Line Items]
Annual salary	$ 2,800
Key Management Personnel
Statement [Line Items]
Number of options exercised	2,236,000
Weighted average exercise price	$ 1.53
Weighted average market price at exercise	$ 2.56
Proceeds from Exercise	$ 3,414